Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Stock by Class
The Company had reserved shares of Class A common stock for issuance in connection with the following:

	December 31,	December 31,
	2021	2020
	(in thousands)
Common stock warrants (exercisable for class A common stock) treated as equity	1,770	12,312
Stock options outstanding	5,022	3,489
Restricted stock units outstanding	10,959	—
Public Warrants (exercisable for class A common stock) treated as liability	15,813	—
Private Placement Warrants (exercisable for class A common stock) treated as liability	8,325	—
Shares available for future grant	140,951	13,787
Total class A common stock reserved	182,840	29,588
The Sponsor Earn-Out Shares have the following provisions:

Terms
Contractual Life	Seven years from the closing date of the Merger
Release Provision
Exactly half of the Sponsor Earn-Out Shares have a release provision ("Release") at such time that the volume weighted average price ("VWAP") is equal to, or greater than, $15.00 per share for ten of any twenty consecutive trading days. The remaining Sponsor Shares Release at such time that the VWAP is equal to, or greater than, $17.50 per share for the of any twenty consecutive trading days. There is an additional provision for acceleration of the Release upon a defined change in control.

Forfeiture Provision	If, within the seven year period, the Sponsor Earn-Out Shares have not met the Release provisions, the Sponsor Earn-Out Shares will automatically forfeit and be cancelled.